S-K 1603(a) SPAC Sponsor	Jun. 15, 2026
SPAC Sponsor [Line Items]
SPAC Sponsor Name	Oriental Holdings Limited
SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor Business, General Character [Text Block]	The sponsor has been responsible for organizing, directing and managing the business and affairs of our company from its inception. The sponsor’s activities included identifying and negotiating terms with the representative of the underwriters and other third-party service providers such as our company’s auditors and legal counsel.Our company is led by our Chief Executive Officer and Chairman, Mr. Yongsheng Liu, and supported by Zhen Li, our Chief Financial Officer. Our sponsor’s ultimate beneficial owner are Yongsheng Liu, our CEO and Chairman of Board of Directors and Jining Li, our director.